Average Annual Total Returns - Class A - Thrivent Opportunity Income Plus Fund	Class A 1 Year	Class A 5 Years	Class A 10 Years	Class A (after taxes on distributions) 1 Year	Class A (after taxes on distributions) 5 Years	Class A (after taxes on distributions) 10 Years	Class A (after taxes on distributions and redemptions) 1 Year	Class A (after taxes on distributions and redemptions) 5 Years	Class A (after taxes on distributions and redemptions) 10 Years	Bloomberg Barclays Mortgage-Backed Securities Index(reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Barclays Mortgage-Backed Securities Index(reflects no deduction for fees, expenses or taxes) 5 Years	Bloomberg Barclays Mortgage-Backed Securities Index(reflects no deduction for fees, expenses or taxes) 10 Years	Bloomberg Barclays U.S. High Yield Ba/B 2% Issuer Capped Index(reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Barclays U.S. High Yield Ba/B 2% Issuer Capped Index(reflects no deduction for fees, expenses or taxes) 5 Years	Bloomberg Barclays U.S. High Yield Ba/B 2% Issuer Capped Index(reflects no deduction for fees, expenses or taxes) 10 Years	S&P/LSTA Leveraged Loan Index(reflects no deduction for fees, expenses or taxes) 1 Year	S&P/LSTA Leveraged Loan Index(reflects no deduction for fees, expenses or taxes) 5 Years	S&P/LSTA Leveraged Loan Index(reflects no deduction for fees, expenses or taxes) 10 Years
Total	(0.93%)	3.53%	3.18%	(2.16%)	2.03%	1.79%	(0.57%)	2.03%	1.82%	3.87%	3.05%	3.01%	7.67%	8.22%	6.82%	3.12%	5.24%	4.32%